Debt and Other Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2010
Debt and Other Financing Arrangements Tables [Abstract]
Schedule of Outstanding Debt [Table Text Block]
(In millions except per share amounts)	2010	2009

2.50% Senior Convertible Notes, Due 2023 Convertible at $23.73 per Share (net of unamortized discount of $0.4)	$—	$12.6
Floating Rate Senior Convertible Debentures, Due 2033 Convertible at $29.55 per Share (net of unamortized discount of $1.5)	—	325.0
3.25% Senior Subordinated Convertible Notes, Due 2024 Convertible at $40.20 per Share (net of unamortized discount of $1.4 and $9.0, respectively)	327.9	320.3
2.15% Senior Notes, Due 2012 (includes interest rate hedge of $6.6 in 2010; net of interest rate hedge of $2.9 in 2009 and unamortized discount of $0.4 and $0.5, respectively)	356.2	346.6
3.25% Senior Notes, Due 2014 (includes interest rate hedge of $13.8 in 2010; net of interest rate hedge of $6.6 in 2009 and unamortized discount of $0.3 and $0.4, respectively)	413.5	393.0
3.20% Senior Notes, Due 2015 (includes interest rate hedge of $16.9; net of unamortized discount of $1.6)	465.3	—
5% Senior Notes, Due 2015	250.0	250.0
4.70% Senior Notes, Due 2020 (net of unamortized discount of $0.1)	299.9	—
6 1/8% Senior Subordinated Notes, Due 2015	—	500.0
Other	24.3	34.0

	2,137.1	2,181.5
Less: Short-term Obligations and Current Maturities	105.8	117.5

	$2,031.3	$2,064.0

Annual Repayment Requirements for Debt Obligations

       The annual repayment requirements for debt obligations are as follows:

(In millions)

2011	$105.7
2012	351.9
2013	4.6
2014	401.7
2015	708.8
2016 and thereafter	530.9

2,103.6
Less: Unamortized discount	3.8
Add: Fair value of interest rate hedge	37.3

$2,137.1

Schedule of Debt, Temporary Equity and Equity Components of Convertible Debt [Text Block]

The debt, temporary equity and equity components recognized for the company's convertible debt are as follows:

(In millions)	2010	2009

Principal Amount of Convertible Debt	$329.3	$668.8
Unamortized Discount	1.4	10.9
Net Carrying Amount	327.9	657.9
Incremental Convertible Debt Obligation (Temporary Equity)	—	1.9
Capital in Excess of Par Value	18.1	30.7

Schedule of Convertible Debt Interest Expense [Text Block]

The amount of interest expense on the convertible debt recognized in the accompanying statement of income is as follows:

(In millions)	2010	2009	2008

Contractual Coupon Interest	$10.9	$18.4	$25.0
Amortization of Discount on Convertible Debt	9.1	22.5	21.6

Interest Expense	$20.0	$40.9	$46.6

Effective Interest Rate	4.7%	4.3%	5.1%